Portfolio of Investments
Tri-Continental Corporation, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 69.7%
Issuer	Shares	Value ($)
Communication Services 7.0%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	350,000	9,453,500
Verizon Communications, Inc.	260,115	14,048,811
Total		23,502,311
Interactive Media & Services 4.8%
Alphabet, Inc., Class A(a)	22,132	59,170,345
Facebook, Inc., Class A(a)	107,839	36,599,478
Total		95,769,823
Media 1.0%
Interpublic Group of Companies, Inc. (The)	425,827	15,615,076
ViacomCBS, Inc., Class B	127,500	5,037,525
Total		20,652,601
Total Communication Services		139,924,735
Consumer Discretionary 7.2%
Automobiles 0.3%
Tesla Motors, Inc.(a)	7,963	6,175,147
Distributors 0.1%
Genuine Parts Co.	17,013	2,062,486
Hotels, Restaurants & Leisure 1.5%
Darden Restaurants, Inc.	122,243	18,516,147
Starbucks Corp.	109,795	12,111,487
Total		30,627,634
Household Durables 1.2%
Lennar Corp., Class A	42,731	4,003,040
Newell Brands, Inc.	200,000	4,428,000
PulteGroup, Inc.	222,063	10,197,133
Whirlpool Corp.	22,500	4,586,850
Total		23,215,023
Internet & Direct Marketing Retail 1.3%
Amazon.com, Inc.(a)	7,935	26,066,792
Multiline Retail 0.7%
Target Corp.	56,293	12,878,149
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.0%
AutoZone, Inc.(a)	6,626	11,250,882
Bath & Body Works, Inc.	25,429	1,602,790
Best Buy Co., Inc.	47,500	5,021,225
Home Depot, Inc. (The)	16,000	5,252,160
O’Reilly Automotive, Inc.(a)	6,528	3,989,000
Ross Stores, Inc.	115,017	12,519,600
Total		39,635,657
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc.	51,884	1,920,746
Total Consumer Discretionary		142,581,634
Consumer Staples 4.4%
Food & Staples Retailing 0.6%
Kroger Co. (The)	159,747	6,458,571
Walgreens Boots Alliance, Inc.	100,000	4,705,000
Total		11,163,571
Food Products 1.3%
JM Smucker Co. (The)	40,000	4,801,200
Kraft Heinz Co. (The)	210,000	7,732,200
Tyson Foods, Inc., Class A	167,462	13,219,450
Total		25,752,850
Household Products 0.7%
Procter & Gamble Co. (The)	105,740	14,782,452
Tobacco 1.8%
Altria Group, Inc.	385,668	17,555,608
Philip Morris International, Inc.	184,671	17,504,964
Total		35,060,572
Total Consumer Staples		86,759,445
Energy 2.6%
Oil, Gas & Consumable Fuels 2.6%
Chesapeake Energy Corp.	3,520	216,797
Chevron Corp.	77,500	7,862,375
EOG Resources, Inc.	160,044	12,846,732
Exxon Mobil Corp.	135,000	7,940,700
Kinder Morgan, Inc.	680,325	11,381,837
Tri-Continental Corporation | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pioneer Natural Resources Co.	35,000	5,827,850
Valero Energy Corp.	80,000	5,645,600
Total		51,721,891
Total Energy		51,721,891
Financials 10.3%
Banks 3.0%
Citigroup, Inc.	263,706	18,506,887
Citizens Financial Group, Inc.	80,166	3,766,199
JPMorgan Chase & Co.	65,000	10,639,850
PNC Financial Services Group, Inc. (The)	52,500	10,271,100
U.S. Bancorp	132,500	7,875,800
Zions Bancorp	135,000	8,355,150
Total		59,414,986
Capital Markets 3.1%
Ares Capital Corp.	500,000	10,165,000
BlackRock, Inc.	4,839	4,058,276
Goldman Sachs Group, Inc. (The)	22,058	8,338,586
Morgan Stanley	191,998	18,683,325
S&P Global, Inc.	3,660	1,555,097
T. Rowe Price Group, Inc.	76,164	14,981,459
TCG BDC, Inc.	250,000	3,352,500
Total		61,134,243
Consumer Finance 1.1%
Capital One Financial Corp.	106,889	17,312,811
OneMain Holdings, Inc.	90,000	4,979,700
Total		22,292,511
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B(a)	9,001	2,456,733
Voya Financial, Inc.	22,766	1,397,605
Total		3,854,338
Insurance 2.0%
Allstate Corp. (The)	98,222	12,504,643
Arthur J Gallagher & Co.	39,961	5,940,202
Hartford Financial Services Group, Inc. (The)	92,500	6,498,125
MetLife, Inc.	250,930	15,489,909
Total		40,432,879
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Blackstone Mortgage Trust, Inc.	250,000	7,580,000
Starwood Property Trust, Inc.	400,000	9,764,000
Total		17,344,000
Total Financials		204,472,957
Health Care 8.7%
Biotechnology 1.3%
AbbVie, Inc.	143,863	15,518,502
Amgen, Inc.	3,653	776,810
BioMarin Pharmaceutical, Inc.(a)	31,356	2,423,505
Regeneron Pharmaceuticals, Inc.(a)	5,712	3,456,788
Vertex Pharmaceuticals, Inc.(a)	23,302	4,226,750
Total		26,402,355
Health Care Equipment & Supplies 0.8%
Abbott Laboratories	122,456	14,465,727
Dentsply Sirona, Inc.	10,940	635,067
Total		15,100,794
Health Care Providers & Services 1.1%
Anthem, Inc.	3,759	1,401,355
CVS Health Corp.	43,398	3,682,754
HCA Healthcare, Inc.	7,629	1,851,711
Humana, Inc.	12,364	4,811,451
McKesson Corp.	49,457	9,860,737
Total		21,608,008
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	16,591	2,613,580
IQVIA Holdings, Inc.(a)	71,021	17,012,371
Total		19,625,951
Pharmaceuticals 4.5%
Amryt Pharma PLC, ADR(a)	100,000	1,209,000
Bristol-Myers Squibb Co.	402,021	23,787,583
Johnson & Johnson	127,405	20,575,907
Merck & Co., Inc.	105,000	7,886,550
Organon & Co.	165,000	5,410,350
Pfizer, Inc.	710,457	30,556,756
Total		89,426,146
Total Health Care		172,163,254

2	Tri-Continental Corporation | Quarterly Report 2021

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 5.0%
Aerospace & Defense 0.6%
General Dynamics Corp.	9,267	1,816,610
Raytheon Technologies Corp.	117,500	10,100,300
Total		11,916,910
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	122,900	22,380,090
Airlines 0.1%
Delta Air Lines, Inc.(a)	25,223	1,074,752
Southwest Airlines Co.(a)	23,245	1,195,490
Total		2,270,242
Building Products 0.1%
Johnson Controls International PLC	34,521	2,350,190
Electrical Equipment 0.5%
Emerson Electric Co.	110,640	10,422,288
Machinery 2.0%
Deere & Co.	41,549	13,921,823
Parker-Hannifin Corp.	46,454	12,989,468
Snap-On, Inc.	59,349	12,400,974
Total		39,312,265
Professional Services 0.2%
Robert Half International, Inc.	39,071	3,919,993
Road & Rail 0.4%
Norfolk Southern Corp.	28,685	6,862,886
Total Industrials		99,434,864
Information Technology 17.7%
Communications Equipment 1.6%
Cisco Systems, Inc.	582,538	31,707,543
Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.	190,000	6,933,100
Vishay Intertechnology, Inc.	260,000	5,223,400
Total		12,156,500
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.2%
Accenture PLC, Class A	68,647	21,961,548
International Business Machines Corp.	72,500	10,072,425
MasterCard, Inc., Class A	19,882	6,912,574
VeriSign, Inc.(a)	22,256	4,562,703
Total		43,509,250
Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc.(a)	176,958	18,208,978
Broadcom, Inc.	72,857	35,330,545
Intel Corp.	75,965	4,047,415
QUALCOMM, Inc.	39,112	5,044,666
Texas Instruments, Inc.	52,500	10,091,025
Total		72,722,629
Software 5.7%
Adobe, Inc.(a)	35,115	20,216,408
Autodesk, Inc.(a)	58,755	16,755,163
Fortinet, Inc.(a)	66,471	19,412,191
Microsoft Corp.	199,313	56,190,321
Total		112,574,083
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.(b)	431,960	61,122,340
HP, Inc.	350,000	9,576,000
Seagate Technology Holdings PLC	90,000	7,426,800
Total		78,125,140
Total Information Technology		350,795,145
Materials 1.9%
Chemicals 1.6%
Dow, Inc.	431,619	24,843,990
Nutrien Ltd.	100,000	6,483,000
Total		31,326,990
Containers & Packaging 0.2%
International Paper Co.	80,121	4,480,366
Metals & Mining 0.1%
Nucor Corp.	13,353	1,315,137
Total Materials		37,122,493

Tri-Continental Corporation | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITS) 3.3%
Crown Castle International Corp.	27,500	4,766,300
Life Storage, Inc.	50,000	5,737,000
Medical Properties Trust, Inc.	375,000	7,526,250
Public Storage	26,806	7,964,063
Simon Property Group, Inc.	66,592	8,654,962
VICI Properties, Inc.	260,000	7,386,600
Welltower, Inc.	70,000	5,768,000
Weyerhaeuser Co.	488,141	17,363,175
Total		65,166,350
Total Real Estate		65,166,350
Utilities 1.6%
Electric Utilities 1.5%
Duke Energy Corp.	67,706	6,607,429
Edison International	90,000	4,992,300
Evergy, Inc.	103,385	6,430,547
NRG Energy, Inc.	258,266	10,545,001
Total		28,575,277
Multi-Utilities 0.1%
DTE Energy Co.	23,937	2,674,002
Total Utilities		31,249,279
Total Common Stocks (Cost $1,045,012,152)		1,381,392,047

Convertible Bonds 6.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
Air Canada
07/01/2025	4.000%	1,300,000	1,855,351
American Airlines Group, Inc.
07/01/2025	6.500%	3,000,000	4,584,579
Total			6,439,930
Cable and Satellite 0.5%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	9,500,000	9,875,250
Consumer Cyclical Services 0.2%
Zillow Group, Inc.
05/15/2025	2.750%	2,700,000	4,203,623
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.2%
Greenbrier Companies, Inc. (The)(c)
04/15/2028	2.875%	4,800,000	5,008,800
Health Care 0.3%
Invacare Corp.
11/15/2024	5.000%	4,000,000	3,548,116
Novavax, Inc.
02/01/2023	3.750%	1,300,000	2,206,165
Total			5,754,281
Independent Energy —%
Chesapeake Energy Escrow(d),(e)
09/15/2026	0.000%	9,000,000	0
Leisure 0.6%
NCL Corp Ltd.
08/01/2025	5.375%	3,500,000	5,974,500
Royal Caribbean Cruises Ltd.
06/15/2023	4.250%	4,200,000	5,901,000
Total			11,875,500
Media and Entertainment 0.3%
fuboTV, Inc.(c)
02/15/2026	3.250%	6,000,000	5,430,260
Metals and Mining 0.1%
Ivanhoe Mines Ltd.(c)
04/15/2026	2.500%	1,136,000	1,322,321
Other Financial Institutions 0.3%
RWT Holdings, Inc.
10/01/2025	5.750%	6,750,000	6,883,952
Other REIT 0.5%
PennyMac Corp.(c)
03/15/2026	5.500%	10,000,000	10,234,387
Pharmaceuticals 2.2%
Aegerion Pharmaceuticals, Inc.(c)
04/01/2025	5.000%	1,687,570	1,941,549
Aerie Pharmaceuticals, Inc.
10/01/2024	1.500%	5,500,000	4,943,125
Bridgebio Pharma, Inc.(c)
02/01/2029	2.250%	6,000,000	5,199,000
Clovis Oncology, Inc.
05/01/2025	1.250%	9,300,000	6,707,625
Insmed, Inc.
01/15/2025	1.750%	4,800,000	4,965,695

4	Tri-Continental Corporation | Quarterly Report 2021

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2021 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intercept Pharmaceuticals, Inc.(c)
02/15/2026	3.500%	8,587,000	8,642,716
Radius Health, Inc.
09/01/2024	3.000%	5,700,000	5,176,312
Tilray, Inc.
10/01/2023	5.000%	5,250,000	5,128,594
Total			42,704,616
Property & Casualty 0.2%
MGIC Investment Corp.(c),(f)
Junior Subordinated
04/01/2063	9.000%	3,011,000	4,019,862
Retailers 0.3%
Guess?, Inc.
04/15/2024	2.000%	5,000,000	5,550,000
Total Convertible Bonds (Cost $110,101,414)			119,302,782

Convertible Preferred Stocks 7.4%
Issuer		Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.2%
2020 Cash Mandatory Exchangeable Trust(c)	5.250%	4,000	4,523,080
Total Communication Services			4,523,080
Consumer Discretionary 0.4%
Auto Components 0.4%
Aptiv PLC	5.500%	45,000	7,598,250
Total Consumer Discretionary			7,598,250
Consumer Staples 0.2%
Food Products 0.2%
Bunge Ltd.	4.875%	42,500	5,055,050
Total Consumer Staples			5,055,050
Financials 0.5%
Capital Markets 0.5%
AMG Capital Trust II	5.150%	80,000	4,524,000
KKR & Co., Inc.	6.000%	60,000	4,740,600
Total			9,264,600
Total Financials			9,264,600
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care 1.4%
Health Care Equipment & Supplies 1.2%
Becton Dickinson and Co.	6.000%	140,000	7,544,600
Boston Scientific Corp.	5.500%	65,000	7,578,350
Danaher Corp.	4.750%	4,200	8,537,550
Total			23,660,500
Life Sciences Tools & Services 0.2%
Avantor, Inc.	6.250%	40,000	5,044,800
Total Health Care			28,705,300
Industrials 1.0%
Construction & Engineering 0.2%
Fluor Corp.	6.500%	4,800	4,790,880
Machinery 0.5%
Stanley Black & Decker, Inc.	5.250%	87,500	9,218,125
Professional Services 0.3%
Clarivate PLC	5.250%	60,000	5,195,400
Total Industrials			19,204,405
Information Technology 0.6%
Electronic Equipment, Instruments & Components 0.4%
II-VI, Inc.	6.000%	30,000	7,537,492
IT Services 0.2%
Sabre Corp.	6.500%	27,000	4,119,140
Total Information Technology			11,656,632
Utilities 3.1%
Electric Utilities 0.5%
NextEra Energy, Inc.	6.219%	190,000	9,712,800
Gas Utilities 1.0%
South Jersey Industries, Inc.	8.750%	145,000	6,969,898
Spire, Inc.	7.500%	140,000	6,705,753
UGI Corp.	7.250%	50,000	5,015,000
Total			18,690,651

Tri-Continental Corporation | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2021 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 1.6%
Algonquin Power & Utilities Corp.	7.750%	157,500	7,646,043
DTE Energy Co.	6.250%	300,000	15,033,000
NiSource, Inc.	7.750%	95,000	9,873,350
Total			32,552,393
Total Utilities			60,955,844
Total Convertible Preferred Stocks (Cost $134,085,077)			146,963,161

Corporate Bonds & Notes 14.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.1%
Bombardier, Inc.(c)
06/15/2026	7.125%	9,500,000	9,968,073
Rolls-Royce PLC(c)
10/15/2027	5.750%	4,667,000	5,185,969
Spirit AeroSystems, Inc.(c)
04/15/2025	7.500%	6,300,000	6,671,194
Total			21,825,236
Cable and Satellite 0.2%
Telesat Canada/LLC(c)
10/15/2027	6.500%	5,286,000	4,583,107
Chemicals 0.5%
Innophos Holdings, Inc.(c)
02/15/2028	9.375%	4,300,000	4,648,283
Olympus Water US Holding Corp.(c),(g)
10/01/2029	6.250%	5,000,000	4,962,475
Total			9,610,758
Consumer Cyclical Services 0.2%
Uber Technologies, Inc.(c)
09/15/2027	7.500%	2,100,000	2,294,801
01/15/2028	6.250%	2,365,000	2,537,556
Total			4,832,357
Consumer Products 0.5%
Mattel, Inc.
10/01/2040	6.200%	1,430,000	1,838,601
11/01/2041	5.450%	745,000	890,608
SWF Escrow Issuer Corp.(c),(g)
10/01/2029	6.500%	7,500,000	7,291,046
Total			10,020,255
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.5%
Curo Group Holdings Corp.(c)
08/01/2028	7.500%	4,800,000	4,849,561
Fortress Transportation and Infrastructure Investors LLC(c)
10/01/2025	6.500%	2,000,000	2,060,371
08/01/2027	9.750%	2,760,000	3,125,517
Total			10,035,449
Food and Beverage 0.5%
Triton Water Holdings, Inc.(c)
04/01/2029	6.250%	4,942,000	5,029,278
United Natural Foods, Inc.(c)
10/15/2028	6.750%	4,680,000	5,065,866
Total			10,095,144
Gaming 0.2%
Colt Merger Sub, Inc.(c)
07/01/2027	8.125%	4,106,000	4,614,566
Health Care 0.8%
Quotient Ltd.(c),(d),(e)
04/15/2024	12.000%	1,989,167	1,989,166
04/15/2024	12.000%	852,500	852,500
Surgery Center Holdings, Inc.(c)
07/01/2025	6.750%	6,100,000	6,208,056
Tenet Healthcare Corp.(c)
10/01/2028	6.125%	5,979,000	6,274,347
Total			15,324,069
Independent Energy 1.1%
Oasis Petroleum, Inc.(c)
06/01/2026	6.375%	2,500,000	2,613,607
Occidental Petroleum Corp.
07/15/2044	4.500%	3,200,000	3,213,086
04/15/2046	4.400%	6,400,000	6,367,650
Southwestern Energy Co.(c)
02/01/2029	5.375%	9,463,000	10,131,546
Total			22,325,889
Leisure 0.7%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	4,100,000	4,398,803
NCL Corp., Ltd.(c)
05/15/2024	12.250%	3,700,000	4,354,334
Royal Caribbean Cruises Ltd.(c)
06/15/2023	9.125%	4,272,000	4,645,569
Total			13,398,706

6	Tri-Continental Corporation | Quarterly Report 2021

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 1.5%
Clear Channel Outdoor Holdings, Inc.(c)
04/15/2028	7.750%	9,500,000	9,999,944
Deluxe Corp.(c)
06/01/2029	8.000%	4,800,000	5,033,090
Lions Gate Capital Holdings LLC(c)
04/15/2029	5.500%	9,500,000	9,823,807
Mav Acquisition Corp.(c)
08/01/2029	8.000%	5,000,000	4,773,804
Total			29,630,645
Metals and Mining 0.5%
CONSOL Energy, Inc.(c)
11/15/2025	11.000%	4,900,000	5,044,836
Warrior Met Coal, Inc.(c)
11/01/2024	8.000%	4,732,000	4,817,147
Total			9,861,983
Midstream 0.2%
Rockpoint Gas Storage Canada Ltd.(c)
03/31/2023	7.000%	4,216,000	4,283,992
Oil Field Services 0.3%
Nabors Industries Ltd.(c)
01/15/2026	7.250%	3,447,000	3,351,456
01/15/2028	7.500%	1,754,000	1,661,754
Total			5,013,210
Other Financial Institutions 0.4%
WeWork Companies, Inc.(c)
05/01/2025	7.875%	7,000,000	7,110,919
Packaging 1.3%
ARD Finance SA(c),(h)
06/30/2027	6.500%	8,000,000	8,484,806
BWAY Holding Co.(c)
04/15/2025	7.250%	10,000,000	9,940,979
Novolex(c)
01/15/2025	6.875%	7,290,000	7,376,848
Total			25,802,633
Paper 0.3%
Sylvamo Corp.(c)
09/01/2029	7.000%	5,200,000	5,317,559
Pharmaceuticals 0.6%
Bausch Health Companies, Inc.(c)
01/30/2028	5.000%	2,428,000	2,302,623
01/30/2030	5.250%	8,028,000	7,484,246
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(c)
04/30/2031	5.125%	2,936,000	3,083,165
Total			12,870,034
Restaurants 0.4%
Dave & Buster’s, Inc.(c)
11/01/2025	7.625%	3,780,000	4,044,035
IRB Holding Corp.(c)
02/15/2026	6.750%	4,200,000	4,320,377
Total			8,364,412
Retailers 0.8%
Academy Ltd.(c)
11/15/2027	6.000%	4,667,000	5,037,634
L Brands, Inc.(c)
10/01/2030	6.625%	4,200,000	4,768,968
Magic MergeCo, Inc.(c)
05/01/2029	7.875%	5,000,000	5,185,075
Total			14,991,677
Supermarkets 0.3%
Safeway, Inc.
02/01/2031	7.250%	4,512,000	5,407,450
Technology 1.5%
Avaya, Inc.(c)
09/15/2028	6.125%	4,509,000	4,742,302
Consensus Cloud Solutions, Inc.(c),(g)
10/15/2026	6.000%	5,000,000	5,141,387
Diebold Nixdorf, Inc.(c)
07/15/2025	9.375%	2,300,000	2,518,808
Diebold, Inc.
04/15/2024	8.500%	6,600,000	6,740,630
Rocket Software, Inc.(c)
02/15/2029	6.500%	7,175,000	7,096,519
Sabre GLBL, Inc.(c)
04/15/2025	9.250%	1,800,000	2,080,672
09/01/2025	7.375%	923,000	982,567
Total			29,302,885
Wirelines 0.2%
Front Range BidCo, Inc.(c)
03/01/2028	6.125%	4,500,000	4,561,990
Total Corporate Bonds & Notes (Cost $278,195,872)			289,184,925

Tri-Continental Corporation | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2021 (Unaudited)
Limited Partnerships 0.5%
Issuer	Shares	Value ($)
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Enviva Partners LP	100,000	5,409,000
Rattler Midstream LP	450,000	5,283,000
Total		10,692,000
Total Energy		10,692,000
Total Limited Partnerships (Cost $9,350,935)		10,692,000

Preferred Debt 0.3%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.3%
Citigroup Capital XIII(f)
10/30/2040	6.499%	175,000	4,856,250
Total Preferred Debt (Cost $4,616,749)			4,856,250

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.4%
BCP Raptor LLC(i),(j)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/24/2024	5.250%	7,663,303	7,633,186
Total Senior Loans (Cost $7,602,342)			7,633,186
Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Chesapeake Energy Corp.(a)	6,642	194,212
Total Energy		194,212
Total Warrants (Cost $116,235)		194,212

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(k),(l)	24,661,972	24,659,506
Total Money Market Funds (Cost $24,659,117)		24,659,506
Total Investments in Securities (Cost: $1,613,739,893)		1,984,878,069
Other Assets & Liabilities, Net		(1,865,099)
Net Assets		1,983,012,970

At September 30, 2021, securities and/or cash totaling $877,300 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	42	12/2021	USD	9,025,275	—	(389,129)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $306,650,072, which represents 15.46% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At September 30, 2021, the total value of these securities amounted to $2,841,666, which represents 0.14% of total net assets.
8	Tri-Continental Corporation | Quarterly Report 2021

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Valuation based on significant unobservable inputs.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(g)	Represents a security purchased on a when-issued basis.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	30,450,397	245,961,724	(251,752,615)	—	24,659,506	—	11,803	24,661,972
Abbreviation Legend
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Tri-Continental Corporation | Quarterly Report 2021	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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